Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Property, Plant And Equipment

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	$’000	$’000	$’000	$’000
Group
2021
Cost
Beginning of financial year	3,532	3,225	614	7,371
Additions	408	1,180	85	1,673
Acquisition of subsidiaries (Note 28(c))	595	269	159	1,023
Disposals	(111)	(70)	(7)	(188)
Currency revaluation adjustments	(29)	(15)	(9)	(53)

End of financial year	4,395	4,589	842	9,826

Accumulated depreciation
Beginning of financial year	1,872	2,401	479	4,752
Depreciation charge	1,118	727	114	1,959
Disposals	(111)	(54)	(7)	(172)
Currency revaluation adjustments	(13)	(24)	(5)	(42)

End of financial year	2,866	3,050	581	6,497

Net book value
End of financial year	1,529	1,539	261	3,329

2020
Cost
Beginning of financial year	3,051	2,824	647	6,522
Additions	760	444	133	1,337
Acquisition of subsidiary	—	1	—	1
Disposals	(256)	(5)	(139)	(400)
Currency revaluation adjustments	(23)	(39)	(27)	(89)

End of financial year	3,532	3,225	614	7,371

Accumulated depreciation
Beginning of financial year	867	1,960	522	3,349
Depreciation charge	1,079	481	91	1,651
Disposals	(57)	(4)	(104)	(165)
Currency revaluation adjustments	(17)	(36)	(30)	(83)

End of financial year	1,872	2,401	479	4,752

Net book value
End of financial year	1,660	824	135	2,619